CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Additional Paid-in Capital	Accumulated Deficit	Class A Common stock	Class B Common stock	Total
Balance at the beginning at May. 28, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at May. 28, 2020			0	0
Sale of 33,421,570 Units, net of underwriting discounts and offering expenses and allocation of Public Warrant fair value	303,379,987		$ 3,342		303,383,329
Sale of 9,700,000 Private Placement Warrants	2,328,000				2,328,000
Change in value of Class A common stock subject to possible redemption	(282,832,972)		$ (2,828)		(282,835,800)
Change in value of Class A common stock subject to possible redemption (in shares)			(28,283,580)
Net income		(178,900,526)	$ 0	$ (17,900,526)	(17,900,526)
Balance at the ending at Dec. 31, 2020	22,899,179	(17,900,526)	$ 514	$ 836	5,000,003
Balance at the ending (in shares) at Dec. 31, 2020			5,137,990	8,355,392
Change in value of Class A common stock subject to possible redemption	$ (22,899,179)	(28,480,207)	$ (514)		(51,379,900)
Change in value of Class A common stock subject to possible redemption (in shares)			(5,137,990)
Net income		7,282,560		$ 7,282,560	7,282,560
Balance at the ending at Mar. 31, 2021		$ (39,098,173)		$ 836	$ (39,097,337)
Balance at the ending (in shares) at Mar. 31, 2021				8,355,392